Property, Plant and Equipment	6 Months Ended
Sep. 30, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 7 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following as of September 30, 2022 and March 31, 2022:

	September 30, 2022 (Unaudited)	March 31, 2022

Machinery	$749,617	$819,807
Vehicles	181,724	203,917
Office equipment	146,210	164,066
Electric equipment	74,453	83,546
Leasehold improvement	1,584,331	1,777,820
Total property plant and equipment, at cost	2,736,335	3,049,156
Less: accumulated depreciation	(1,723,354)	(1,821,345)
Total property, plant and equipment, net	$1,012,981	$1,227,811

Depreciation expenses were $105,929 and $181,797 for the six months ended September 30, 2022 and 2021, respectively.